Commitments and contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Future minimum lease payments under all non-cancelable operating leases
2013	$ 430,144	$ 579,495
2014	535,348	535,349
2015	485,040	485,040
2016	491,920	491,920
2017	499,122	499,122
2018 and thereafter	2,742,217	2,742,217
Total	$ 5,183,791	$ 5,333,143